Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,645,827	$ 4,747,759
Beginning balance	3,645,827	4,747,759
Ending balance	4,227,397	3,645,827
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	125,905	274,986
Beginning balance	125,905	274,986
Ending balance	142,497	125,905
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	710,307	911,093
Beginning balance	710,307	911,093
Ending balance	745,590	710,307
Capital works in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	137,189	159,659
Beginning balance	137,189	159,659
Ending balance	52,088	137,189
Mineral properties and leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,594,931	3,331,001
Beginning balance	2,594,931	3,331,001
Ending balance	3,200,191	2,594,931
Capitalized Evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	77,495	71,020
Beginning balance	77,495	71,020
Ending balance	87,031	77,495
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,678,378	7,150,918
Beginning balance	5,678,378	7,150,918
Additions/transfers	349,090	330,979
Aquisition of Integra	393,647
Sale of China Business		(1,801,061)
Proceeds on pre-commercial production and tailings retreatment	(38,200)	(3,708)
Other movements	(2,578)	9,294
Disposals	(33,323)	(8,044)
Ending balance	6,347,014	5,678,378
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	164,540	406,891
Beginning balance	164,540	406,891
Additions/transfers	12,322	24,121
Aquisition of Integra	4,820
Sale of China Business		(266,878)
Other movements	4,251	1,084
Disposals	(10)	(678)
Ending balance	185,923	164,540
Cost [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,416,948	1,732,066
Beginning balance	1,416,948	1,732,066
Additions/transfers	115,684	62,050
Aquisition of Integra	3,646
Sale of China Business		(376,571)
Other movements	(2,325)	2,088
Disposals	(2,313)	(2,685)
Ending balance	1,531,640	1,416,948
Cost [member] | Capital works in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	141,922	164,392
Beginning balance	141,922	164,392
Additions/transfers	(42,933)	2,577
Sale of China Business		(24,712)
Other movements	(12,336)	(335)
Disposals	(29,832)
Ending balance	56,821	141,922
Cost [member] | Mineral properties and leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,877,473	4,776,549
Beginning balance	3,877,473	4,776,549
Additions/transfers	254,481	235,756
Aquisition of Integra	385,181
Sale of China Business		(1,132,900)
Proceeds on pre-commercial production and tailings retreatment	(38,200)	(3,708)
Other movements	7,832	6,457
Disposals	(1,168)	(4,681)
Ending balance	4,485,599	3,877,473
Cost [member] | Capitalized Evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	77,495	71,020
Beginning balance	77,495	71,020
Additions/transfers	9,536	6,475
Ending balance	87,031	77,495
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,032,551)	(2,403,159)
Beginning balance	(2,032,551)	(2,403,159)
Depreciation for the year	(86,237)	(99,667)
Sale of China Business		471,652
Other movements	(2,514)	(3,369)
Disposals	1,685	1,992
Ending balance	(2,119,617)	(2,032,551)
Depreciation and impairment losses [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(38,635)	(131,905)
Beginning balance	(38,635)	(131,905)
Depreciation for the year	(4,245)	(12,000)
Sale of China Business		105,536
Other movements	(546)	(274)
Disposals		8
Ending balance	(43,426)	(38,635)
Depreciation and impairment losses [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(706,641)	(820,973)
Beginning balance	(706,641)	(820,973)
Depreciation for the year	(79,044)	(78,847)
Sale of China Business		193,106
Other movements	(2,048)	(1,198)
Disposals	1,683	1,271
Ending balance	(786,050)	(706,641)
Depreciation and impairment losses [member] | Capital works in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,733)	(4,733)
Beginning balance	(4,733)	(4,733)
Ending balance	(4,733)	(4,733)
Depreciation and impairment losses [member] | Mineral properties and leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,282,542)	(1,445,548)
Beginning balance	(1,282,542)	(1,445,548)
Depreciation for the year	(2,948)	(8,820)
Sale of China Business		173,010
Other movements	80	(1,897)
Disposals	2	713
Ending balance	$ (1,285,408)	$ (1,282,542)